Shareholders’ Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Shareholders’ Deficit [Abstract]
SHAREHOLDERS’ DEFICIT

NOTE 14 – SHAREHOLDERS’ DEFICIT

Private Placements

During the nine months ended September 30, 2025, the Company sold 2,000 shares of common stock to one investor in a private placement transaction. The Company received $10,000 in proceeds from the sale. In connection with the stock sales, the Company also agreed to extend the expiration date on 11,765 warrants to purchase shares of common stock at an exercise price of $15.00 per share for an additional two years.

During the nine months ended September 30, 2024, the Company sold 59,772 shares of common stock to four investors in separate private placement transactions. The Company received $405,000 in proceeds from the sales. In connection with the sales, the Company also issued 25,000 five-year warrants to purchase shares of common stock at an exercise price of $17.00 per share and 4,286 five-year warrants to purchase shares of common stock at an exercise price of $16.00 per share. The Company was also obligated to issue 4,061 shares with a value of $29,134 as a stock issuance fee related to the private placement sales.

Shares issued to Consultants

During the nine months ended September 30, 2024, the Company issued to a consultant a ten-year stock option to purchase 25,050 shares of common stock at an exercise price equal of $5.69 in satisfaction of common stock issuable accrued to the consultant for services provided between 2021 and 2024. No shares were issued to consultants during the nine months ended September 30, 2025.

Common Stock Issuable

As of September 30, 2025 and December 31, 2024, the Company was obligated to issue the following shares:

	September 30, 2025		December 31, 2024
	Amount	Shares	Amount	Shares

Shares issuable to employees and consultants	$85,498	28,162	$81,632	14,305
Shares issuable to independent directors	—	—	80,000	16,327
	$85,498	28,162	$161,632	30,632

Stock Warrants

Transactions involving our stock warrants during the nine months ended September 30, 2025 and 2024 are summarized as follows:

	2025		2024
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding at beginning of the period	1,014,932	$16.25	774,146	$20.48
Granted during the period	57,212	$2.39	296,077	$6.38
Exercised during the period	—	$—	—	$—
Expired during the period	(247,294)	$(13.73)	(14,257)	$(27.84)
Outstanding at end of the period	824,850	$16.04	1,055,966	$16.43

Exercisable at end of the period	824,850	$16.04	1,055,966	$16.43

Weighted average remaining life	4.4 years		3.3 years

The following table summarizes information about the Company’s stock warrants outstanding as of September 30, 2025:

Warrants Outstanding				Warrants Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$0.02 to 10.00	415,281	7.5	$4.92	415,281	$4.92
$10.01 to 25.00	185,625	2.5	$15.04	185,625	$15.04
$25.01 to 50.00	194,334	0.3	$32.91	194,334	$32.91
$50.01 to 105.00	29,610	0.8	$67.57	29,610	$67.57
$0.02 to 105.00	824,850	4.4	$16.04	824,850	$16.04

During the nine months ended September 30, 2025 and 2024, the Company issued 57,212 and 296,077 warrants, respectively, the aggregate grant date fair value of which was $73,626 and $1,037,535, respectively. There were no warrants exercised during the nine months ended September 30, 2025 or 2024. The fair value of the warrants was calculated using the following range of assumptions:

	2025	2024
Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	4.16% to 4.24%	3.65% to 4.69%
Expected life range (in years)	10.00 years	5.00 to 10.00 years
Volatility range	172.21% to 175.32%	139.73% to 173.25%
Dividend yield	0.00%	0.00%
Expected forfeiture	44.00%	33.00%

Equity Incentive Plans

On January 1, 2016, the Company adopted the 2016 Equity Incentive Plan (the “2016 EIP”) for the purpose of having equity awards available to allow for equity participation by its employees, consultants and non-employee directors. The 2016 EIP allowed for the issuance of up to 155,037 shares of the Company’s common stock, which may be issued in the form of stock options, stock appreciation rights, or common shares. The 2016 EIP is governed by the Board, or a committee that may be appointed by the Board in the future. The 2016 EIP expired during 2021 but allows for the prospective issuance of common shares upon vesting of stock awards or exercise of stock options granted prior to expiration of the 2016 EIP.

On September 9, 2021, the Company adopted the 2021 Equity Incentive Plan (the “2021 EIP” and, together with the 2016 EIP, the “EIPs”) for the purpose of having equity awards available to allow for equity participation by its employees, consultants and non-employee directors. The 2021 EIP allows for the issuance of up to 200,000 shares of the Company’s common stock, which may be issued in the form of stock options, stock appreciation rights, or common shares. The 2021 EIP is governed by the Board, or a committee that may be appointed by the Board in the future.

Amounts recognized in the financial statements with respect to the EIPs in the nine months ended September 30, 2025 and 2024 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Total cost of share-based payment plans during the period	$53,016	$98,906	$65,409	$134,892
Amounts capitalized in deferred equity compensation during period	$—	$—	$—	$—
Amounts written off from deferred equity compensation during period	$—	$—	$—	$57,147
Amounts charged against income for amounts previously capitalized	$—	$—	$—	$—
Amounts charged against income, before income tax benefit	$53,016	$98,906	$65,409	$192,039
Amount of related income tax benefit recognized in income	$—	$—	$—	$—

Stock Options

Stock options granted under the EIPs typically vest over a period of three to four years or based on achievement of Company and individual performance goals. The following table summarizes stock option activity as of and for the nine months ended September 30, 2025 and 2024:

	2025		2024
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
Stock options	Number	Price	Number	Price
Outstanding at beginning of period	61,579	$6.94	50,937	$15.57
Granted during the period	75,000	$2.20	48,050	$5.84
Exercised during the period	—	$—	—	$—
Forfeited during the period	(759)	$(17.73)	(36,518)	$(17.48)
Outstanding at end of period	135,820	$4.26	62,469	$7.00

Options exercisable at period-end	90,320	$4.94	48,844	$7.00

As of September 30, 2025, there was $74,189 of total unrecognized compensation cost related to options granted under the EIPs. That cost is expected to be recognized over a weighted-average period of 0.8 years.

The weighted-average grant-date fair value of options granted during the nine months ended September 30, 2025 and 2024 was $1.53 and $4.00, respectively. The total fair value of options vested during the nine months ended September 30, 2025 and 2024 was $85,932 and $153,542, respectively. No options were exercised during the nine months ended September 30, 2025 or 2024. Stock based compensation expense related to stock options was $62,322 and $7,172 in the three months ended September 30, 2025 and 2024, respectively, and $24,715 and $70,688 in the nine months ended September 30, 2025 and 2024, respectively.

The fair value of each stock option award is estimated on the date of grant using a binomial lattice option-pricing model based on the assumptions noted in the following table. The Company’s accounting policy is to estimate forfeitures in determining the amount of total compensation cost to record each period. The fair value of options granted for the nine months ended September 30, 2025 and 2024 was calculated using the following range of assumptions:

	2025	2024
Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	4.26%	4.20% to 4.23%
Expected life range (in years)	10.00 years	10.00 years
Volatility range	172.20%	173.09% to 173.25%
Dividend yield	0.00%	0.00%
Expected forfeiture	30.00%	30.00%

The following table summarizes the status and activity of nonvested options issued pursuant to the EIPs as of and for the nine months ended September 30, 2025 and 2024:

	2025		2024
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock options	Shares	Fair Value	Shares	Fair Value
Nonvested options at beginning of period	13,500	$4.72	10,731	$6.14
Granted	75,000	$1.53	48,050	$4.09
Vested	(43,000)	$(2.00)	(37,322)	$(4.11)
Forfeited	—	$—	(7,833)	$(5.62)
Nonvested options at end of period	45,500	$2.04	13,626	$4.75

Stock Grants

Stock grant awards made under the EIPs typically vest either immediately or over a period of up to four years. The following table summarizes stock grant activity as of and for the nine months ended September 30, 2025 and 2024:

	2025		2024
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock Grants	Shares	Fair Value	Shares	Fair Value
Nonvested grants at beginning of period	—	$—	14,845	$5.19
Granted	2,041	$2.30	—	$0.00
Vested	(2,041)	$(2.30)	(12,295)	$(4.93)
Forfeited	—	$—	(2,550)	$(6.43)
Nonvested grants at end of period	—	$—	—	$0.00

As of September 30, 2025, there was $-0- of total unrecognized compensation cost related to stock grants made under the EIPs. The aggregate fair value of share grants that vested during the nine months ended September 30, 2025 and 2024 was $4,694 and $60,588, respectively. Stock based compensation expense related to stock grants was $4,694 and $196 in the three months ended September 30, 2025 and 2024, respectively, and $4,694 and $3,788 in the nine months ended September 30, 2025 and 2024, respectively.

The fair value of each stock grant is calculated using the closing sale price of the Company’s common stock on the date of grant. The Company’s accounting policy is to estimate forfeitures in determining the amount of total compensation cost to record each period.

NOTE 13 – SHAREHOLDERS’ EQUITY (DEFICIT)

SEPA Advances

On July 5, 2022, the Company entered into the SEPA with Yorkville, pursuant to which the Company shall have the right, but not the obligation, to sell to Yorkville up to 300,000 of its shares of common stock, par value $0.0001 per share, at the Company’s request any time during the commitment period commencing on July 5, 2022 and terminating on the earliest of (i) the first day of the month following the 36-month anniversary of the SEPA and (ii) the date on which Yorkville shall have made payment of any advances requested pursuant to the SEPA for shares of the Company’s common stock equal to the commitment amount of 300,000 shares of common stock. Each SEPA advance (an “Advance”) may be for a number of shares of common stock with an aggregate value of up to greater of: (i) an amount equal to thirty percent (30%) of the aggregate daily volume traded of the Company’s common stock for the three (3) trading days immediately preceding notice from the Company of an Advance, or (ii) 20,000 shares of common stock. The shares would be purchased at 96.0% of the average of the daily volume weighted average price of the Company’s common stock as reported by Bloomberg L.P. during regular trading hours during each of the three consecutive trading days commencing on the trading day following the Company’s submission of an Advance notice to Yorkville and would be subject to certain limitations, including that Yorkville could not purchase any shares that would result in it owning more than 4.99% of the Company’s outstanding common stock at the time of an Advance. On July 11, 2022, the Company filed a Form S-1 registration statement registering up to 300,000 shares of common stock underlying the SEPA. The registration statement was declared effective on July 19, 2022.

During the year ended December 31, 2023, the Company sold 2,250 shares of its common stock, receiving $18,765 in proceeds, all of which was applied to the balance of the July 2022 Note that was retired in first quarter 2023. No Advances were made during the year ended December 31, 2024.

Private Placements

During the year ended December 31, 2024, the Company sold 59,772 shares of common stock to four investors in separate private placement transactions. The Company received $405,000 in proceeds from the sales. In connection with the sales, the Company also issued 25,001 five-year warrants to purchase shares of common stock at an exercise price of $17.00 per share and 4,386 five-year warrants to purchase shares of common stock at an exercise price of $16.00 per share. The Company is also obligated to issue 547,828 shares with a value of $35,134 as a stock issuance fee related to the private placement sales.

During the year ended December 31, 2023, the Company sold 159,530 shares of common stock to six separate sophisticated investors in private placement transactions. The Company received $850,000 in proceeds from the sales. In connection with the stock sales, the Company also issued 73,307 five-year warrants to purchase shares of common stock at exercise prices between $8.00 and $20.00 per share and a 6-month warrant to purchase 50,000 shares of common stock at an exercise price of $5.00. Of the $850,000 proceeds, $546,183 was allocated to common stock and $303,817 to warrants.

Shares issued to Consultants

During the year ended December 31, 2024, the Company issued to a consultant a ten-year stock option to purchase 25,050 shares of common stock at an exercise price equal of $5.69 in satisfaction of common stock issuable accrued to the consultant for services provided between 2021 and 2024.

During the year ended December 31, 2023, the Company issued 2,000 common shares to consultants for services rendered. In connection with the issuances, the Company recognized expenses totaling $15,400 in the year ended December 31, 2023.

Common Stock Issuable

As of December 31, 2024 and 2023, the Company was obligated to issue the following shares:

	December 31, 2024		December 31, 2023
	Amount	Shares	Amount	Shares

Shares issuable to employees and consultants	$81,632	14,305	$261,682	23,561
Shares issuable to independent directors	80,000	16,327	20,000	4,082
	$161,632	30,632	$281,682	27,643

Stock Warrants

Transactions involving our stock warrants during the years ended December 31, 2024 and 2023 are summarized as follows:

	2024		2023
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding at beginning of the period	774,146	$20.48	681,091	$22.00
Granted during the period	302,308	$6.30	184,878	$10.00
Exercised during the period	---	$ ---	---	$ ---
Expired during the period	(61,522)	$(20.68)	(91,823)	$(14.00)
Outstanding at end of the period	1,014,932	$16.25	774,146	$20.00

Exercisable at end of the period	1,014,888	$16.25	774,146	$20.00

Weighted average remaining life	3.6 years		2.2 years

The following table summarizes information about the Company’s stock warrants outstanding as of December 31, 2024:

Warrants Outstanding				Warrants Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$0.01 to 9.00	506,005	5.6	$5.91	505,961	$5.91
$10.00 to 24.00	224,523	2.6	$15.76	224,523	$15.76
$25.00 to 49.00	254,805	0.8	$31.23	254,805	$31.23
$50.00 to 105.00	29,599	1.5	$67.56	29,599	$67.56
$0.01 to 105.00	1,014,932	3.6	$16.25	1,014,888	$16.25

During the years ended December 31, 2024 and 2023, the Company issued 302,308 and 184,878 warrants, respectively, the aggregate grant date fair value of which was $1,046,188 and $794,220, respectively. The fair value of the warrants was calculated using the following range of assumptions:

	2024	2023
Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	3.65% to 4.69%	3.45% to 5.43%
Expected life range (in years)	5.00 years to 10.00 years	0.28 years to 5.00 years
Volatility range	139.73% to 173.25%	126.30% to 165.20%
Dividend yield	0.00%	0.00%
Expected forfeiture	33.00%	20.00%

There were no warrants exercised during the years ended December 31, 2024 or 2023.

Equity Incentive Plans

On January 1, 2016, the Company adopted the 2016 Equity Incentive Plan (the “2016 EIP”) for the purpose of having equity awards available to allow for equity participation by its employees, consultants and non-employee directors. The 2016 EIP allowed for the issuance of up to 15,503,680 shares of the Company’s common stock, which may be issued in the form of stock options, stock appreciation rights, or common shares. The 2016 EIP is governed by the Board, or a committee that may be appointed by the Board in the future. The 2016 EIP expired during 2021 but allows for the prospective issuance of common shares upon vesting of stock awards or exercise of stock options granted prior to expiration of the 2016 EIP.

On September 9, 2021, the Company adopted the 2021 Equity Incentive Plan (the “2021 EIP” and, together with the 2016 EIP, the “EIPs”) for the purpose of having equity awards available to allow for equity participation by its employees, consultants and non-employee directors. The 2021 EIP allows for the issuance of up to 20,000,000 shares of the Company’s common stock, which may be issued in the form of stock options, stock appreciation rights, or common shares. The 2021 EIP is governed by the Board, or a committee that may be appointed by the Board in the future.

Amounts recognized in the financial statements with respect to the EIPs in the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31,
	2024		2023
Total cost of share-based payment plans during the period		$153,186		$228,978
Amounts capitalized in deferred equity compensation during period	$	---	$	---
Amounts written off from deferred equity compensation during period		$57,147		$64,647
Amounts charged against income for amounts previously capitalized	$	---		$10,353
Amounts charged against income, before income tax benefit		$210,333		$303,979
Amount of related income tax benefit recognized in income	$	---	$	---

Stock Options

Stock options granted under the EIPs typically vest over a period of three to four years or based on achievement of Company and individual performance goals. The following table summarizes stock option activity as of and for the years ended December 31, 2024 and 2023:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Number	Price	Term (Yrs.)	Value
Outstanding at January 1, 2023	52,230	$17.00	7.2	10,200
Granted during the period	4,937	$7.00
Exercised during the period	---	$ ---
Forfeited during the period	(6,230)	$(18.00)

Outstanding at December 31, 2023	50,937	$17.00	6.3	2,400
Granted during the period	48,055	$5.84
Exercised during the period	---	$ ---
Forfeited during the period	(37,413)	$(17.28)

Outstanding at December 31, 2024	61,579	$6.94	3.2	---

Exercisable at December 31, 2024	48,074	$6.92	7.8	---

As of December 31, 2024, there was $34,294 of total unrecognized compensation cost related to options granted under the EIPs. That cost is expected to be recognized over a weighted-average period of 1.6 years.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2024 and 2023 was $4.00 and $5.00 per share, respectively. The total fair value of options vested during the years ended December 31, 2024 and 2023 was $153,542 and $89,270, respectively. No options were exercised during the years ended December 31, 2024 or 2023. Stock based compensation expense related to stock options was $77,860 and $94,598 in the years ended December 31, 2024 and 2023, respectively.

The fair value of each stock option award is estimated on the date of grant using a binomial lattice option-pricing model based on the assumptions noted in the following table. The Company’s accounting policy is to estimate forfeitures in determining the amount of total compensation cost to record each period. The fair value of options granted for the years ended December 31, 2024 and 2023 was calculated using the following range of assumptions:

	2024	2023
Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	4.20% to 4.23%	3.48%% to 3.89%
Expected life range (in years)	10.00 years	10.00 years
Volatility range	173.09% to 173.25%	145.03% to 168.24%
Dividend yield	0.00%	0.00%
Expected forfeiture	30.00%	20.00% to 30.00%

The following table summarizes the status and activity of nonvested options issued pursuant to the EIPs as of and for the years ended December 31, 2024 and 2023:

	2024		2023
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock options	Shares	Fair Value	Shares	Fair Value
Nonvested options at beginning of period	10,731	$6.14	22,604	$8.00
Granted	48,049	$4.09	4,938	$5.00
Vested	(37,322)	$(4.11)	(12,646)	$(7.00)
Forfeited	(7,958)	$(5.66)	(4,165)	$(11.00)
Nonvested options at end of period	13,500	$4.72	10,731	$0.06

Stock Grants

Stock grant awards made under the EIPs typically vest either immediately or over a period of up to four years. The following table summarizes stock grant activity as of and for the years ended December 31, 2024 and 2023:

	2024		2023
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock Grants	Shares	Fair Value	Shares	Fair Value
Nonvested grants at beginning of period	14,845	$5.19	16,514	$5.00
Granted	---	$ ---	17,936	$5.00
Vested	(12,295)	$(4.93)	(19,455)	$(5.00)
Forfeited	(2,550)	$(6.43)	(150)	$(26.00)
Nonvested grants at end of period	---	$ ---	14,845	$5.00

As of December 31, 2024, there was $-0- of total unrecognized compensation cost related to stock grants made under the EIPs. The weighted-average grant-date fair value of share grants made during the years ended December 31, 2024 and 2023 was $0.00 and $5.00 per share, respectively. The aggregate fair value of share grants that vested during the years ended December 31, 2024 and 2023 was $60,588 and $97,556, respectively. Stock based compensation expense related to stock grants was $3,788 and $93,972 in the years ended December 31, 2024 and 2023, respectively.

The fair value of each stock grant is calculated using the closing sale price of the Company’s common stock on the date of grant. The Company’s accounting policy is to estimate forfeitures in determining the amount of total compensation cost to record each period.

Liability-Classified Equity Instruments

During 2021, the Company made certain stock grants from the 2021 EIP that vest over a four-year period and that are settleable for a fixed dollar amount rather than a fixed number of shares. During 2022, the Company made an additional grant of stock options from the 2021 EIP with a fixed fair value that may be earned based on achievement of performance targets on a quarterly basis through June 2025. The Company recognized an asset captioned “Deferred equity compensation” and an offsetting liability captioned as a “Liability-classified equity instrument” related to such instruments. Amortization of deferred stock compensation assets in the years ended December 31, 2024 and 2023 was $-0- and $10,353, respectively. The Company also de-recognized Deferred equity compensation and Liability-classified equity instrument in the amount of $-0- and $64,647 in the years ended December 31, 2024 and 2023, respectively, based on failure to achieve targets and termination of future rights under such grants. No further equity-related assets or liabilities remained as of December 31, 2024.